Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Resolution (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,069,985.4	$ 1,031,473.6
Wafer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	927,317.3	911,296.4
Wafer [member] | 7-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	249,548.1	81,680.7
Wafer [member] | 10-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	23,266.4	96,989.5
Wafer [member] | 16-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	186,700.9	187,370.6
Wafer [member] | 20-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,535.8	23,618.4
Wafer [member] | 28-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	149,578.7	178,440.4
Wafer [member] | 40/45-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,366.3	101,801.0
Wafer [member] | 65-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	69,250.0	76,122.3
Wafer [member] | 90-nanometer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	25,624.2	36,652.1
Wafer [member] | 0.11/0.13 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22,947.3	20,677.7
Wafer [member] | 0.15/0.18 micron [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	77,564.5	81,182.6
Wafer [member] | 0.25 micron and above [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 19,935.1	$ 26,761.1